Income taxes (Details 2) $ in Thousands	Dec. 31, 2022 CAD ($)
CAD
Income Tax [Line Items]
Losses available for application in future years	$ 10,325
CAD | 2037
Income Tax [Line Items]
Losses available for application in future years	5,275
CAD | 2040
Income Tax [Line Items]
Losses available for application in future years	2,774
CAD | 2041
Income Tax [Line Items]
Losses available for application in future years	969
CAD | 2042
Income Tax [Line Items]
Losses available for application in future years	1,307
Barbados
Income Tax [Line Items]
Losses available for application in future years	6,527
Barbados | 2028
Income Tax [Line Items]
Losses available for application in future years	2,505
Barbados | 2029
Income Tax [Line Items]
Losses available for application in future years	$ 4,022